UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  [811-05037]

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2012

Item 1. Report to Stockholders.

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress All Cap Opportunity Fund

ANNUAL REPORT

December 31, 2012

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1
Sector Allocation	5
Historical Performance	6
Schedule of Investments
Congress Large Cap Growth Fund	12
Congress Mid Cap Growth Fund	14
Congress All Cap Opportunity Fund	16
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	26
Notes to Financial Statements	32
Report of Independent Registered Public Accounting Firm	42
Expense Example	43
Approval of Investment Advisory Agreement	46
Trustees and Executive Officers	52
Additional Information	55
Privacy Notice	Inside Back Cover

Annual Letter to Mutual Fund Shareholders
For the period January 1, 2012 to December 31, 2012

General Market Commentary:

Since the financial crisis began the Federal Reserve has led other central banks in aggressively lowering interest rates through both conventional means, i.e. lowering the discount rate on funds and unconventional means such as quantitative easing.  The actions were and are intended to encourage investments in higher risk assets such as stocks by keeping interest rates low.

2012 saw significant central bank intervention from the Fed’s third quantitative easing program (QE3) to the European Central Bank’s long term refinancing operation (LTRO) and its outright monetary transactions (OMT).  The stock market returns were lumpy during the year, loosely following central bank actions.  The first quarter saw significant market gains following what appeared to be meaningful progress on Greece’s debt problems.  The second quarter was decidedly negative as the US fiscal cliff woes intensified in July.  Following the aggressive central bank actions in the summer, the market was steadily positive in the fall, reestablishing gains for the year.

Performance Highlights:

Large Cap Growth
The stock market closed 2012 broadly positive in spite of negative macro headlines regarding Europe and the fiscal cliff in the US.  For the year ended December 31, 2012 the fund’s retail class returned +11.81% compared with +16.00% for the S&P 500® Index.

The largest positive contributors relative to the index for the year were our financial sector weighting and security selection (+.63%) and our industrial sector exposure (+.54%).  The portfolio was negatively affected by our consumer discretionary selection (-2.00%).

As the year progressed the market skewed to more volatile and lower quality (as measured by S&P quality rankings) companies than we generally invest in.  For example, the lowest beta quintile (lowest volatility) in the index returned 12% while the rest of the index returned 16%.  Furthermore, A+ rated stocks returned 9% while B- and lower rated stocks returned 32%.

Mid Cap Growth
The fund was launched on 10/31/2012.  For the period from inception to 12/31/2012, the fund’s retail share class returned +1.60% compared with +4.06% for the Russell Midcap® Growth Index.

Midcap stocks were affected by investors’ desire to own riskier assets such as materials and technology stocks at the expense of more conservative areas such as consumer staples.  With the low interest rate backdrop provided by the

Federal Reserve for the foreseeable future and the “war on savers” continuing, higher beta stocks with less sustainable business models were sought after.  Our diversified portfolio of high quality, consistent growth companies faired well, but not enough to keep up with the Russell Midcap® Growth benchmark.  Certain stocks such as Skyworks Solutions and Hain Celestial ended the year with downdrafts, but were able to show strong returns for the full year.  While some year-end selling was due to changing investor perceptions, certain equities were under selling pressure to beat tax increases in a rare phenomenon of “tax gain selling.”

All Cap Opportunity
The fund was launched on 10/31/2012.  For the period from inception to 12/31/2012, the fund’s retail share class returned +3.15% compared with +2.01% for the Russell 3000® Index.

During the two month period of November and December 2012, the market for stocks generally improved in spite of the uncertainty of the Federal budget decision process.  Also the relationship between stocks and bonds, which is the basis of the strategy, returned to a more standard dynamic.  This restored integrity between the two asset classes, and improved confidence levels concerning relative valuation of the portfolio’s holdings.

As a result of the improving market conditions, several stocks outperformed and valuations began to recover across many holdings in the portfolio.  The better performers ranged in industries from energy, information technology and transportation.

Portfolio Commentary:

Large Cap Growth
The portfolio remains fully invested in established growth companies.  We believe the largest holdings in the portfolio at year end were Apple at 3.6% and Arm Holdings, Inc. at 3.3%.  Both fall into the technology sector which made up 26.5% of the portfolio.  Some stocks added during the fourth quarter included Allergan, the maker of Botox and eye care pharmaceuticals, Microsoft, and Cummins, the engine maker with extensive geographical exposure.

We remain cautiously optimistic about the US and global economy.  The housing recovery and low domestic energy prices should provide a solid base for continued domestic economic growth.  Globally, Asia appears to be growing again while economic reports out of Europe indicate some stability, albeit at a depressed level.  We feel that many of the portfolio holdings should benefit from global growth such as United Technologies, Monsanto and Mondelez International, the former Kraft.  Other portfolio names including Dollar Tree and Canadian National are more North American focused and could benefit from a strengthening domestic economy.

Mid Cap Growth
We continue to employ a growth at a reasonable risk strategy.  Our largest exposures are in the technology and consumer discretionary.  Within these groups, we are well diversified.  In technology, we feel strongly about the worldwide growth of mobile devices and the competitive position of Skyworks which counts Apple and Samsung as major customers.  In the consumer discretionary space, we own pet supplies and services provider PetSmart and Family Dollar which appeals to value-conscious consumers with its broadening product line of consumables and home products.

The portfolio’s global exposure is not solely the realm of large cap stocks.  We estimate around 40% of the revenues of our holdings come from outside the US.  While portfolio holding The Buckle is 100% US based, international markets are large drivers of results for energy services company Oceaneering.

All Cap Opportunity
The portfolio is invested in a range of market capitalizations and styles.  On December 31, 2012 some of the largest positions in the fund were Phillips 66 (a spinoff of another holding ConocoPhillips), Home Shopping Network, Canadian Pacific Railway, and Madison Square Garden.  During the period Freeport McMoRan announced its intention to acquire another portfolio holding, Plains Exploration and Production.  Over the same period NewsCorp was added to the portfolio.  As the year progresses, we expect the economy to continue improving, allowing those companies with strong balance sheets several options to improve their businesses.

In Closing:

Thank you for the confidence you place in us and for your investment in the Fund.  We look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	Peter C. Andersen, CFA	Todd Solomon, CFA
Large Cap Growth	All Cap Opportunity	Mid Cap Growth

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The investments in foreign securities involve greater volatility and political, economic, and currency risks and differences in accounting methods.  Investments in small and mid-sized companies involve additional rist such as limited liquidity and great volatility than larger companies.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.

Diversification does not assure a profit or protect against loss in a declining market.

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell Midcap® Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe.  The Russell 3000® Index measures performance of the largest 3,000 U.S. companies representing approximately 98% of the U.S. Equity Universe.  One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investment in this report.

The S&P Quality Ranking system attempts to measure the growth and stability of earnings and the dividends record within a single rank, and has been calculated on common stocks since 1956.

Before investing, investors should carefully consider the Fund’s investment objective(s), risks, charges and expenses.  This and other important information can be found in the Fund’s prospectus and summary prospectus.  Copies of the Fund’s Statutory and Summary Prospectus may be obtained by calling 800.542.7888 or on the web at www.congressasset.com/funds.  Read the prospectus carefully before investing or sending money.

Congress Funds are distributed by Quasar Distributors, LLC

CONGRESS FUNDS

SECTOR ALLOCATION at December 31, 2012 (Unaudited)

Congress Large Cap Growth Fund

Sector	Percent of Net Assets
Information Technology	26.4%
Consumer Discretionary	15.0%
Industrials	14.5%
Health Care	11.8%
Financials	10.1%
Consumer Staples	9.3%
Energy	7.0%
Materials	5.2%
Cash*	0.7%
100.0%

Congress Mid Cap Growth Fund

Sector	Percent of Net Assets
Consumer Discretionary	21.5%
Information Technology	21.5%
Industrials	16.8%
Health Care	11.8%
Energy	7.2%
Financials	7.0%
Materials	4.9%
Consumer Staples	4.8%
Cash*	4.5%
100.0%

Congress All Cap Opportunity Fund

Sector	Percent of Net Assets
Consumer Discretionary	16.5%
Information Technology	13.2%
Industrials	12.8%
Financials	11.6%
Energy	7.0%
Health Care	6.3%
Consumer Staples	3.3%
Materials	3.2%
Cash*	26.1%
100.0%

* Cash Equivalents and Other Assets in Excess of Liabilities.

CONGRESS LARGE CAP GROWTH FUND

HISTORICAL PERFORMANCE

Value of $10,000 vs. Russell 1000® Growth Index and S&P 500® Index

Returns for the year ended December 31, 2012

			Annualized
	One	Three	Since Inception	Ending Value
	Year	Year	(3/31/2009)	(12/31/2012)
Congress Large Cap Growth Fund,
Retail Class	11.81%	8.19%	15.07%	$16,938
Russell 1000® Growth Index	15.26%	11.35%	19.89%	19,758
S&P 500® Index	16.00%	10.87%	19.26%	19,369

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS LARGE CAP GROWTH FUND

HISTORICAL PERFORMANCE (Continued)

Value of $500,000 vs. Russell 1000® Growth Index and S&P 500® Index

Returns for the year ended December 31, 2012
		Annualized
		Since Inception	Ending Value
	One Year	(4/30/2010)	(12/31/2012)
Congress Large Cap Growth Fund,
Institutional Class	11.94%	8.53%	$622,160
Russell 1000® Growth Index	15.26%	10.47%	652,441
S&P 500® Index	16.00%	9.46%	636,596

This chart illustrates the performance of a hypothetical $500,000 investment made on April 30, 2010, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS MID CAP GROWTH FUND

HISTORICAL PERFORMANCE

Value of $10,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Returns for the period ended December 31, 2012

	Since Inception	Ending Value
	(10/31/2012)	(12/31/2012)
Congress Mid Cap Growth Fund, Retail Class	1.60%	$10,160
Russell Midcap® Growth Index	4.06%	10,406
S&P 500® Index	1.50%	10,150

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee. If reflected, the total return would be reduced.

CONGRESS MID CAP GROWTH FUND

HISTORICAL PERFORMANCE (Continued)

Value of $500,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Returns for the period ended December 31, 2012

	Since Inception	Ending Value
	(10/31/2012)	(12/31/2012)
Congress Mid Cap Growth Fund, Institutional Class	1.70%	$508,500
Russell Midcap® Growth Index	4.06%	520,310
S&P 500® Index	1.50%	507,484

This chart illustrates the performance of a hypothetical $500,000 investment made on October 31, 2012, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days.  Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS ALL CAP OPPORTUNITY FUND

HISTORICAL PERFORMANCE

Value of $10,000 vs. Russell 3000® Growth Index and S&P 500® Index

Returns for the period ended December 31, 2012

	Since Inception	Ending Value
	(10/31/2012)	(12/31/2012)
Congress All Cap Opportunity Fund, Retail Class	3.15%	$10,315
Russell 3000® Growth Index	2.01%	10,201
S&P 500® Index	1.50%	10,150

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS ALL CAP OPPORTUNITY FUND

HISTORICAL PERFORMANCE (Continued)

Value of $500,000 vs. Russell 3000® Growth Index and S&P 500® Index

Returns for the period ended December 31, 2012

	Since Inception	Ending Value
	(10/31/2012)	(12/31/2012)
Congress All Cap Opportunity Fund,
Institutional Class	3.18%	$515,925
Russell 3000® Growth Index	2.01%	510,047
S&P 500® Index	1.50%	507,484

This chart illustrates the performance of a hypothetical $500,000 investment made on October 31, 2012, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days.  Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2012

Shares		Value

COMMON STOCKS: 99.3%

Banks: 2.5%
16,200	BB&T Corp.	$471,582

Capital Goods: 7.2%
4,000	Cummins, Inc.	433,400
4,400	Roper Industries, Inc.	490,512
5,200	United
	Technologies Corp.	426,452
		1,350,364
Chemicals: 5.2%
6,400	Johnson & Johnson	448,640
5,500	Monsanto Co.	520,575
		969,215
Consumer Durables &
Apparel: 4.7%
8,000	Coach, Inc.	444,080
2,900	V.F. Corp.	437,813
		881,893
Diversified Financials: 2.5%
8,100	Capital One
	Financial Corp.	469,233

Energy: 7.0%
5,300	Exxon Mobil Corp.	458,715
6,000	National Oilwell
	Varco, Inc.	410,100
6,500	Schlumberger Ltd.	450,385
		1,319,200
Food, Beverage & Tobacco: 4.6%
11,332	The Coca Cola Co.	410,785
3,791	Kraft Foods, Inc. -
	Class A*	172,377
11,375	Mondelez
	International, Inc.	289,721
		872,883
Health Care Equipment
& Services: 2.4%
900	Intuitive Surgical, Inc.*	441,333

Household & Personal
Products: 4.6%
4,205	Colgate-Palmolive Co.	439,591
7,200	Estée Lauder Companies,
	Inc. - Class A	430,992
		870,583
Insurance: 2.3%
6,100	The Travelers
	Companies, Inc.	438,102

Internet Software
& Services: 5.2%
9,500	eBay, Inc.*	484,690
700	Google, Inc.*	496,559
		981,249
Materials: 5.2%
4,200	Praxair, Inc.	459,690
2,700	Precision Castparts Corp.	511,434
		971,124
Media: 2.6%
12,800	Comcast Corp.	478,464

Pharmaceuticals, Biotechnology
& Life Sciences: 4.6%
5,100	Allergan, Inc.	467,823
3,800	Perrigo Co.	395,314
		863,137
Retailing: 7.7%
8,000	Bed Bath &
	Beyond, Inc.*	447,280
11,800	Dollar Tree, Inc.*	478,608
12,000	The TJX
	Companies, Inc.	509,400
		1,435,288
Semiconductors &
Semiconductor Equipment: 3.3%
16,500	ARM Holdings
	PLC - ADR	624,195

Software & Services: 9.5%
7,000	Accenture PLC	465,500
7,500	Citrix Systems, Inc.*	493,125

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2012 (Continued)

Shares		Value

Software & Services: 9.5% (Continued)
2,169	International Business
	Machines Corp.	$415,472
15,600	Microsoft Corp.	416,988
		1,791,085
Technology Hardware &
Equipment: 10.8%
11,500	Agilent Technologies, Inc.	470,810
1,250	Apple, Inc.	666,288
16,500	EMC Corp.*	417,450
7,573	QUALCOMM, Inc.	469,677
		2,024,225
Telecommunication Services: 2.8%
6,800	American Tower Corp.	525,436

Transportation: 4.6%
5,046	Canadian National
	Railway Co.	459,236
5,500	United Parcel
	Service, Inc.	405,515
		864,751
TOTAL COMMON STOCKS
(Cost $15,869,821)		18,643,342

SHORT-TERM INVESTMENT: 0.9%

Money Market Fund: 0.9%
164,267	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.090%(a)	164,267
TOTAL SHORT-TERM
INVESTMENT
(Cost $164,267)		164,267
TOTAL INVESTMENTS
IN SECURITIES: 100.2%
(Cost $16,034,088)		18,807,609
Liabilities in Excess of
Other Assets: (0.2)%		(28,785)
TOTAL NET
ASSETS: 100.0%		$18,778,824

  *Non-income producing security.
ADR – American Depositary Receipt
(a)Seven-day yield as of December 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2012

Shares		Value

COMMON STOCKS: 93.1%

Banks: 2.3%
10,000	Signature Bank*	$713,400

Capital Goods: 14.3%
22,000	Donaldson Company, Inc.	722,480
27,000	Hexcel Corp.*	727,920
8,500	Hubbell, Inc.	719,355
15,000	Lincoln Electric
	Holdings, Inc.	730,200
3,750	W.W. Grainger, Inc.	758,888
8,500	Westinghouse Air Brake
	Technologies Corp.	744,090
		4,402,933
Consumer Durables
& Apparel: 7.2%
8,000	Fossil, Inc.*	744,800
14,000	Jarden Corp.	723,800
5,000	V.F. Corp.	754,850
		2,223,450
Consumer Services: 2.3%
4,500	Panera Bread Co.*	714,735
Diversified Financials: 2.3%
11,000	T. Rowe Price
	Group, Inc.	716,430
Energy: 7.2%
6,750	Core Laboratories N.V.	737,842
13,500	Oceaneering
	International, Inc.	726,165
10,500	Oil States
	International, Inc.*	751,170
		2,215,177
Food, Beverage & Tobacco: 2.5%
14,000	The Hain Celestial
	Group, Inc.*	759,080

Health Care Equipment &
Services: 7.1%
9,000	Henry Schein, Inc.*	724,140
28,000	HMS Holdings Corp.*	725,760
8,000	IDEXX
	Laboratories, Inc.*	742,400
		2,192,300
Household & Personal
Products: 2.4%
13,500	Church &
	Dwight Co., Inc.	723,195

Materials: 4.9%
13,000	FMC Corp.	760,760
10,000	Sigma-Aldrich Corp.	735,800
		1,496,560
Pharmaceuticals, Biotechnology &
Life Sciences: 4.7%
25,000	Mylan, Inc.*	687,000
14,000	United
	Therapeutics Corp.*	747,880
		1,434,880
Retailing: 11.9%
17,000	Buckle, Inc.	758,880
11,500	Family Dollar
	Stores, Inc.	729,215
8,000	O’Reilly
	Automotive, Inc.*	715,360
10,500	PetSmart, Inc.	717,570
14,000	Ross Stores, Inc.	758,100
		3,679,125
Semiconductor & Semiconductor
Equipment: 2.3%
35,000	Skyworks
	Solutions, Inc.*	710,500

Software & Services: 14.4%
11,000	Ansys, Inc.*	740,740
14,000	CACI International, Inc.*	770,420
19,000	Jack Henry &
	Associates, Inc.	745,940
17,000	MICROS Systems, Inc.*	721,480
12,000	Teradata Corp.*	742,680
33,000	TIBCO Software, Inc.*	726,330
		4,447,590
Technology Hardware &
Equipment: 4.8%
13,000	FEI Co.	720,980
19,000	Netgear, Inc.*	748,980
		1,469,960

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2012 (Continued)

Shares	Value

Transportation: 2.5%
13,000	JB Hunt Transport
Services, Inc.	$776,230
TOTAL COMMON STOCKS
(Cost $28,180,016)	28,675,545

TRUST & PARTNERSHIP: 2.4%

Real Estate Investment Trust: 2.4%
11,000	Camden Property Trust	750,310
TOTAL TRUST &
PARTNERSHIP
(Cost $731,149)	750,310

SHORT-TERM INVESTMENT: 5.8%

Money Market Fund: 5.8%
1,789,783	Invesco Short-Term
Prime Portfolio -
Institutional Class,
0.090%(a)	1,789,783
TOTAL SHORT-TERM
INVESTMENT
(Cost $1,789,783)	1,789,783
TOTAL INVESTMENTS
IN SECURITIES: 101.3%
(Cost $30,700,948)	31,215,638
Liabilities in Excess of
Other Assets: (1.3)%	(403,977)
TOTAL NET
ASSETS: 100.0%	$30,811,661

*	Non-income producing security.
(a)	Seven-day yield as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at December 31, 2012

Shares		Value

COMMON STOCKS: 73.9%

Banks: 5.5%
1,500	BB&T Corp.	$43,665
4,200	People’s United
	Financial Inc.	50,778
		94,443
Capital Goods: 5.7%
1,630	Fortune Brands
	Home & Security, Inc.*	47,629
785	Joy Global, Inc.	50,067
		97,696
Commercial & Professional
Services: 3.0%
1,660	Iron Mountain, Inc.	51,543

Consumer Services: 5.4%
1,040	Las Vegas Sands Corp.*	48,006
675	Yum! Brands, Inc.	44,820
		92,826
Diversified Financials: 2.9%
850	Capital One
	Financial Corp.	49,241

Energy: 7.0%
830	ConocoPhillips	48,132
1,351	Phillips 66	71,738
		119,870
Food, Beverage & Tobacco: 3.3%
675	Philip Morris
	International, Inc.	56,457

Health Care Equipment
& Services: 3.0%
900	Covidien PLC	51,966

Materials: 3.2%
600	Airgas, Inc.	54,774

Media: 7.0%
1,500	The Madison Square
	Garden Co.*	66,525
2,125	News Corp.	54,272
		120,797
Pharmaceuticals, Biotechnology
& Life Sciences: 3.3%
1,150	Life Technologies
	Corp.*	56,442

Retailing: 4.1%
1,300	HSN, Inc.*	71,604

Software & Services: 6.7%
2,135	Cardtronics, Inc.*	50,685
310	Equinix, Inc.*	63,922
		114,607
Technology Hardware
& Equipment: 6.5%
1,850	EMC Corp.*	46,805
1,175	Motorola Solutions, Inc.	65,424
		112,229
Telecommunication
Services: 3.2%
725	American Tower Corp.	56,021

Transportation: 4.1%
700	Canadian Pacific
	Railway Ltd.	71,134

TOTAL COMMON STOCKS
(Cost $1,245,625)		1,271,650

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at December 31, 2012 (Continued)

Shares	Value

SHORT-TERM INVESTMENT: 21.8%

Money Market Fund: 21.8%
374,745	Invesco Short-Term
Prime Portfolio -
Institutional Class,
0.090%(a)	$374,745
TOTAL SHORT-TERM
INVESTMENT
(Cost $374,745)	374,745
TOTAL INVESTMENTS
IN SECURITIES: 95.7%
(Cost $1,620,370)	1,646,395
Other Assets in Excess
of Liabilities: 4.3%	75,013
TOTAL NET
ASSETS: 100.0%	$1,721,408

*	Non-income producing security.
(a)	Seven-day yield as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2012

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
ASSETS:
Investments in securities, at value
(Cost $16,034,088, $30,700,948, and
$1,620,370, respectively)	$18,807,609	$31,215,638	$1,646,395
Cash	1,612	—	—
Receivables:
Dividends and interest	10,215	2,006	1,552
Fund shares sold	2,247	106,892	53,510
Due from advisor, net	10,377	18,939	24,089
Prepaid expenses	13,455	30,207	30,220
Total assets	18,845,515	31,373,682	1,755,766

LIABILITIES:
Payables:
Investment securities purchased	—	517,553	—
Administration fees	8,060	7,503	7,503
Fund shares redeemed	—	5,971	—
Custody fees	1,358	824	824
Distribution fees	11,427	116	127
Fund accounting fees	7,200	4,453	4,453
Transfer agent fees	8,400	6,100	6,100
Chief Compliance Officer fees	1,250	1,250	1,250
Other accrued expenses	28,996	18,251	14,101
Total liabilities	66,691	562,021	34,358
NET ASSETS	$18,778,824	$30,811,661	$1,721,408

COMPONENTS OF NET ASSETS:
Paid-in capital	$16,963,340	$30,109,741	$1,400,599
Undistributed net investment income	547	—	—
Undistributed (accumulated) net realized gain
(loss) on investments and foreign currency	(958,584)	187,230	294,784
Net unrealized appreciation on investments	2,773,521	514,690	26,025
Net assets	$18,778,824	$30,811,661	$1,721,408
Retail Class:
Net assets	$18,100,335	$409,662	$446,967
Shares issued and outstanding (unlimited number
of shares authorized without par value)	1,086,720	40,304	43,438
Net asset value and redemption price per share	$16.66	$10.16	$10.29
Institutional Class:
Net assets	$678,489	$30,401,999	$1,274,441
Shares issued and outstanding (unlimited number
of shares authorized without par value)	40,782	2,988,629	123,845
Net asset value and redemption price per share	$16.64	$10.17	$10.29

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Year/Period Ended December 31, 2012

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund*	Fund*
INVESTMENT INCOME
Dividends (net of foreign withholding tax of
$1,131, $0, and $37, respectively)	$271,427	$7,564	$5,267
Interest	531	179	17
Total investment income	271,958	7,743	5,284

EXPENSES
Investment advisory fees	94,349	8,743	1,365
Transfer agent fees	51,210	6,100	6,100
Administration fees	48,969	7,503	7,503
Fund accounting fees	43,902	4,453	4,453
Distribution fees	42,443	116	127
Audit fees	20,164	10,750	10,750
Registration fees	20,099	9,142	5,524
Reports to shareholders	10,280	2,423	2,423
Miscellaneous expenses	9,250	5,005	4,707
Legal fees	8,513	2,280	2,280
Chief Compliance Officer fees	7,521	1,250	1,250
Custody fees	5,690	824	824
Trustee fees	4,094	800	432
Insurance expense	1,530	—	—
Total expenses	368,014	59,389	47,738
Less: fees waived	(183,699)	(48,344)	(45,905)
Net expenses	184,315	11,045	1,833
Net investment income (loss)	87,643	(3,302)	3,451

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
& FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investments &
foreign currency	4,177,539	(2,065)	13,522
Change in net unrealized appreciation
(depreciation) on investments	(1,759,467)	514,690	26,025
Net realized and unrealized
gain on investments	2,418,072	512,625	39,547
Net increase in net assets resulting
from operations	$2,505,715	$509,323	$42,998

*  Fund commenced operations on October 31, 2012. Information presented is for the period of October 31, 2012 to December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$87,643	$225,724
Net realized gain (loss) on investments	4,177,539	(162,230)
Change in net unrealized appreciation
(depreciation) on investments	(1,759,467)	714,838
Net increase in net assets
resulting from operations	2,505,715	778,332

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(87,819)	(225,641)
Total distributions to shareholders	(87,819)	(225,641)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding
shares - Retail Class(1)	2,408,694	2,180,238
Net increase (decrease) in net assets
derived from net change in
outstanding shares -
Institutional Class(1)	(19,868,415)	761,487
Total increase (decrease) in net assets
from capital share transactions	(17,459,721)	2,941,725
Total increase (decrease)
in net assets	(15,041,825)	3,494,416

NET ASSETS
Beginning of year	33,820,649	30,326,233
End of year	$18,778,824	$33,820,649
Undistributed net investment income	$547	$734

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)  Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2012		December 31, 2011
	Shares	Value	Shares	Value
Retail Class
Shares sold	1,299,028	$4,429,057	335,300	$5,087,856
Shares issued in
reinvestment of distributions	2,712	44,340	2,479	37,279
Shares redeemed(2)	(1,155,174)	(2,064,703)	(200,342)	(2,944,897)
Net increase	146,566	$2,408,694	137,437	$2,180,238

(2)  Net of redemption fees of $545 and $410, respectively.

	Year Ended		Year Ended
	December 31, 2012		December 31, 2011
	Shares	Value	Shares	Value
Institutional Class
Shares sold	—	$—	40,188	$610,056
Shares issued in
reinvestment of distributions	286	4,674	10,070	151,446
Shares redeemed	(1,278,835)	(19,873,089)	(1)	(15)
Net increase (decrease)	(1,278,549)	$(19,868,415)	50,257	$761,487

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31,
2012*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(3,302)
Net realized loss on investments	(2,065)
Change in net unrealized appreciation on investments	514,690
Net increase in net assets resulting from operations	509,323

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares - Retail Class(1)	405,480
Net increase in net assets derived from net change
in outstanding shares - Institutional Class(1)	29,896,858
Total increase in net assets from capital share transactions	30,302,338
Total increase in net assets	30,811,661

NET ASSETS
Beginning of period	—
End of period	$30,811,661

(1)  Summary of capital share transactions is as follows:

	Period Ended
	December 31, 2012*
	Shares	Value
Retail Class
Shares sold	40,304	$405,480
Shares redeemed	—	—
Net increase	40,304	$405,480

	Period Ended
	December 31, 2012*
	Shares	Value
Institutional Class
Shares sold	3,007,546	$30,087,857
Shares redeemed(2)	(18,917)	(190,999)
Net increase	2,988,629	$29,896,858

(2) Net of redemption fees of $1,929.

*  Fund commenced operations on October 31, 2012. Information presented is for the period of October 31, 2012 to December 31, 2012.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31,
2012*
INCREASE IN NET ASSETS FROM:

OPERATIONS
Net investment income	$3,451
Net realized gain on investments	13,522
Change in net unrealized appreciation on investments	26,025
Net increase in net assets resulting from operations	42,998

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,423)
Total distributions to shareholders	(4,423)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares - Retail Class(1)	437,825
Net increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	1,245,008
Total increase in net assets from capital share transactions	1,682,833
Total increase in net assets	1,721,408

NET ASSETS
Beginning of period	—
End of period	$1,721,408

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS (Continued)

(1)  Summary of capital share transactions is as follows:

	Period Ended
	December 31, 2012*
	Shares	Value
Retail Class
Shares sold	43,371	$437,144
Shares issued in
reinvestment of distributions	67	681
Net increase	43,438	$437,825

	Period Ended
	December 31, 2012*
	Shares	Value
Institutional Class
Shares sold	123,503	$1,241,540
Shares issued in
reinvestment of distributions	342	3,468
Net increase	123,845	$1,245,008

*  Fund commenced operations on October 31, 2012. Information presented is for the period of October 31, 2012 to December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

RETAIL CLASS
				Period
				Ended
	Year Ended December 31,			December 31,
	2012	2011	2010	2009*
Net asset value, beginning of year/period	$14.97	$14.64	$13.35	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.08 (1)	0.08 (1)	0.08 (1)	0.03
Net realized and unrealized
gain on investments	1.69	0.33	1.28	3.35
Total from investment operations	1.77	0.41	1.36	3.38

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.08)	(0.07)	(0.03)
Paid-in capital from redemption
fees (Note 2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)
Net asset value, end of year/period	$16.66	$14.97	$14.64	$13.35
Total Return	11.81%	2.79%	10.18%	33.76	%^

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$18.1	$14.1	$11.7	$5.7
Portfolio turnover rate	52%	31%	69%	38	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.97%	1.42%	2.10%	8.15	%+
After fees waived and expenses absorbed	1.00%	1.00%	1.06%#	1.25	%+

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.46)%	0.13%	(0.47)%	(6.39	)%+
After fees waived and
expenses absorbed	0.51%	0.55%	0.57%	0.51	%+

*	The Fund and the Retail Class shares commenced operations on March 31, 2009.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.01 per share.
+	Annualized.
^	Not annualized.
#	Effective April 30, 2010 the Advisor has contractually agreed to limit the Retail Class share’s annual ratio of expenses to 1.00% of the Retail Class daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

INSTITUTIONAL CLASS
			Period
	Year Ended		Ended
	December 31,		December 31,
	2012	2011	2010*
Net asset value, beginning of year/period	$14.97	$14.64	$13.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.01	0.12	0.10
Net realized and unrealized gain on investments	1.78	0.33	0.98
Total from investment operations	1.79	0.45	1.08

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.12)	(0.10)
Net asset value, end of year/period	$16.64	$14.97	$14.64
Total Return	11.94%	3.04%	7.88	%^

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$0.7	$19.7	$18.6
Portfolio turnover rate	52%	31%	69	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.72%	1.17%	1.39	%+
After fees waived and expenses absorbed	0.75%	0.75%	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.93)%	0.36%	0.42	%+
After fees waived and expenses absorbed	0.04%	0.78%	1.06	%+

*	Institutional Class shares have been offered since April 30, 2010.
(1)	Calculated based on the average number of shares outstanding during the period.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

RETAIL CLASS
	Period
	Ended
	December 31,
	2012*
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.03
Net realized and unrealized gain on investments	0.13
Total from investment operations	0.16
Net asset value, end of period	$10.16
Total Return	1.60	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$0.4
Portfolio turnover rate	0	%^‡

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.83	%+
After fees waived and expenses absorbed	1.00	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.95	)%+
After fees waived and expenses absorbed	1.88	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
+	Annualized.
^	Not annualized.
‡	Less than 0.5%.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

INSTITUTIONAL CLASS
	Period
	Ended
	December 31,
	2012*
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.00	)(3)
Net realized and unrealized gain on investments	0.17
Total from investment operations	0.17

LESS DISTRIBUTIONS:
Paid-in capital from redemption fees (Note 2)	0.00	(2)
Net asset value, end of period	$10.17
Total Return	1.70	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$30.4
Portfolio turnover rate	0	%^‡

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.58	%+
After fees waived and expenses absorbed	0.75	%+

RATIO OF NET INVESTMENT LOSS
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(3.12	)%+
After fees waived and expenses absorbed	(0.29	)%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.01 per share.
(3)	Less than $(0.01) per share.
+	Annualized.
^	Not annualized.
‡	Less than 0.5%.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

RETAIL CLASS
	Period
	Ended
	December 31,
	2012*
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.03
Net realized and unrealized gain on investments	0.29
Total from investment operations	0.32

LESS DISTRIBUTIONS:
From net investment income	(0.03)
Net asset value, end of period	$10.29
Total Return	3.15	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$0.4
Portfolio turnover rate	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	21.16	%+
After fees waived and expenses absorbed	1.00	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(18.68	)%+
After fees waived and expenses absorbed	1.48	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

INSTITUTIONAL CLASS
	Period
	Ended
	December 31,
	2012*
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.03
Net realized and unrealized gain on investments	0.29
Total from investment operations	0.32

LESS DISTRIBUTIONS:
From net investment income	(0.03)
Net asset value, end of period	$10.29
Total Return	3.18	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$1.3
Portfolio turnover rate	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	20.91	%+
After fees waived and expenses absorbed	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(18.63	)%+
After fees waived and expenses absorbed	1.53	%+

*	The Fund and the Institutional Class shares commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012

NOTE 1 – ORGANIZATION

The Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress All Cap Opportunity Fund (the “Funds”) are each a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company.  The Funds commenced operations on March 31, 2009, October 31, 2012, and October 31, 2012, respectively.

The Funds offer Retail Class and Institutional Class shares.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments, are allocated to each class of shares based on its relative net assets.

The Funds’ investment objectives are to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have a maturity of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  At December 31, 2012, the Funds did not hold fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. Generally Accepted Accounting Principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The funds record transfers at the end of each reporting period.  The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2012.  See the Schedule of Investments for industry breakouts.

Congress Large Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$18,643,342	$—	$—	$18,643,342
Short-Term Investment	164,267	—	—	164,267
Total Investments in Securities	$18,807,609	$—	$—	$18,807,609

Congress Mid Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$28,675,545	$—	$—	$28,675,545
Trust & Partnership	750,310	—	—	750,310
Short-Term Investment	1,789,783	—	—	1,789,783
Total Investments in Securities	$31,215,638	$—	$—	$31,215,638

Congress All Cap Opportunity Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,271,650	$—	$—	$1,271,650
Short-Term Investment	374,745	—	—	374,745
Total Investments in Securities	$1,646,395	$—	$—	$1,646,395

There were no transfers into or out of Levels 1, 2, or 3 during the year/period ended December 31, 2012 for the Funds.

B.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.  At December 31, 2012, Congress Large Cap Growth Fund had post October losses of $86,009.  At December 31, 2012, the following capital loss carry-forwards were available:

Congress Large Cap Growth Fund:

Expiration	Amount
12/31/2018	$872,575
$872,575

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and State of Massachusetts; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Funds’ net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 90 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds retain the fee charged as paid-in-capital and such fees become part of the Funds’ daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2012, the Congress Large Cap Growth Fund increased paid-in capital by $3,679,818, decreased undistributed net investment income by $11, and decreased undistributed net realized gain by $3,679,807.  For the year ended December 31, 2012, the Congress Mid Cap Growth Fund decreased paid-in capital by $192,597,

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

decreased undistributed net investment loss by $3,302, and decreased undistributed net realized loss by $189,295.  For the year ended December 31, 2012, the Congress All Cap Opportunity Fund decreased paid-in capital by $282,234, decreased undistributed net investment loss by $972, and increased net realized gain by $281,262.

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

J.
Recent Accounting Pronouncement.  In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluation the impact ASU 2011-11 will have on the financial statement disclosure.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

Congress Asset Management Company (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Agreement”) for each Fund.  Under each Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee.  For the Congress Large Cap Growth Fund, the advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund.  For the Congress Mid Cap Growth Fund and the Congress All Cap Opportunity Fund, the advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of each Fund.  For the year ended December 31, 2012, the Congress Large Cap Growth Fund incurred $94,349 in advisory fees. For the period ended December 31, 2012, the Congress Mid Cap Growth Fund and the Congress All Cap Opportunity Fund incurred $8,743 and $1,365 in advisory fees, respectively.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

The Advisor has contractually agreed to limit each Fund’s Retail Class annual ratio of expenses to 1.00% and each Fund’s Institutional Class annual ratio of expenses to 0.75% of the Fund’s average daily net assets. For the year ended December 31, 2012, the Advisor waived $183,699 for the Congress Large Cap Growth Fund. For the period ended December 31, 2012, the Advisor waived $48,344 and $45,905 in fees for the Congress Mid Cap Growth Fund and Congress All Cap Opportunity Fund, respectively.

The Advisor is permitted to seek reimbursement from the Funds, subject to limitations for fees waived and/or fund expenses it pays over the following three years after payment.  At December 31, 2012, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Funds that may be recouped are shown in the table below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Congress Large Cap Growth Fund:

Expiration	Amount
December 31, 2013	$166,354
December 31, 2014	139,524
December 31, 2015	183,699
$489,577

Congress Mid Cap Growth Fund:

Expiration	Amount
December 31, 2015	$48,344
$48,344

Congress All Cap Opportunity Fund:

Expiration	Amount
December 31, 2015	$45,905
$45,905

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon the Board of Trustee’s review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

accounting services for the Fund. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Funds’ expense accruals. The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Fund for Administration and Chief Compliance Officer services for the year ended December 31, 2012 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class shares of each Fund.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities.  For the year ended December 31, 2012, the Congress Large Cap Growth Fund incurred $42,443 in distribution fees. For the period ended December 31, 2012, the Congress Mid Cap Growth Fund and All Cap Opportunity Fund incurred $116 and $127 in distribution fees, respectively.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the Congress Large Cap Growth Fund for the year ended December 31, 2012, were $9,609,042 and $26,382,145, respectively; for the Congress Mid Cap Growth Fund for the period ended December 31, 2012, were $28,969,979 and $56,655, respectively; and for the Congress All Cap Opportunity Fund for the period ended December 31, 2012, were $1,342,572 and $110,469, respectively.

There were no purchases or sales of long-term U.S. Government securities for the year/period ended December 31, 2012.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2012 and year ended December 31, 2011 for the Congress Large Cap Growth Fund and for the period ended December 31, 2012 for the Congress All Cap Opportunity Fund was as follows:

Congress Large Cap Growth Fund:
	2012	2011
Distributions paid from:
Ordinary income	$87,819	$225,641
	$87,819	$225,641

Congress All Cap Opportunity Fund:
	2012
Distributions paid from:
Ordinary income	$4,423
	$4,423

The Congress Mid Cap Growth Fund had no distributions during the period ended December 31, 2012.

As of December 31, 2012, the components of the accumulated earnings/(losses) on a tax basis were as follows:

	Congress	Congress	Congress
	Large Cap	Mid Cap	All Cap
	Growth	Growth	Opportunity
	Fund	Fund	Fund
Cost of investments (a)	$16,034,088	$30,521,271	$1,335,586
Gross unrealized appreciation
on investments	2,944,709	842,736	334,113
Gross unrealized depreciation
on investments	(171,188)	(148,369)	(23,304)
Net unrealized appreciation
on investments	$2,773,521	$694,367	$310,809
Undistributed ordinary income	547	—	10,000
Undistributed long-term
capital gain	—	7,553	—
Total distributable earnings	547	7,553	10,000
Other accumulated gains/(losses)	(958,584)	—	—
Total accumulated
earnings/(losses)	$1,815,484	$701,920	$320,809

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Congress Large Cap Growth Fund a credit facility to be used for temporary or extraordinary purposes related to Fund redemptions.  The maximum amount available for the Fund is $1,700,000.  During the year ended December 31, 2012 the Fund did not draw on the line of credit and there was no loan payable balance for the Fund at December 31, 2012.

CONGRESS FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of the Congress Large Cap Growth Fund, Congress All Cap Growth Fund, and Congress Mid Cap Growth Fund (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period March 31, 2009 (commencement of operations) to December 31, 2009 for the Congress Large Cap Fund, with respect to Congress All Cap Growth Fund and Congress Mid Cap Growth Fund, the related statements of operations, changes in net assets, and financial highlights for the period October 31, 2012 (commencement of operations) to December 31, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodians and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2012, the results of their operations for the period then ended, and the changes in their net assets and their financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 25, 2013

CONGRESS FUNDS

EXPENSE EXAMPLE For the Six Months Ended December 31, 2012 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress All Cap Opportunity Fund, (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees and other Fund expenses.  These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/12-12/31/12 for the Large Cap Growth Fund, and 10/31/12-12/31/12 for the All Cap Opportunity and Mid Cap Growth Funds).

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer a $15.00 fee is currently charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The examples below include, but are not limited to, investment advisory fees, shareholder servicing fees, and fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expenses or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the examples, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that

CONGRESS FUNDS

EXPENSE EXAMPLE For the Six Months Ended December 31, 2012 (Unaudited) (Continued)

appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Congress Large Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/12	12/31/12	7/1/12 – 12/31/12
Retail Class Actual	$1,000	$1,029	$5.10(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000	$1,020	$5.08(1)
Institutional Class Actual	$1,000	$1,031	$3.83(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000	$1,021	$3.81(2)

(1)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 1.00%, (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

(2)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 0.75% (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 184/366 (to reflect one-half year period).

Congress Mid Cap Growth Fund
	Beginning	Ending	Expenses
	Account Value	Account Value	During the Period
	10/31/12^	12/31/12	10/31/12 – 12/31/12
Retail Class Actual	$1,000	$1,016	$1.71(3)
Retail Class Hypothetical
(5% return before expenses)	$1,000	$1,007	$1.70(3)
Institutional Class Actual	$1,000	$1,017	$1.28(4)
Institutional Class Hypothetical
(5% return before expenses)	$1,000	$1,007	$1.28(4)

^	Fund commenced operations on October 31, 2012.
(3)
Expenses are equal to the annualized expense ratio for the since inception period of 1.00%, (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 62/366 (to reflect the two-month period).

(4)
Expenses are equal to the annualized expense ratio for the since inception period of 0.75% (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 62/366 (to reflect two-month period).

CONGRESS FUNDS

EXPENSE EXAMPLE For the Six Months Ended December 31, 2012 (Unaudited) (Continued)

Congress All Cap Opportunity Fund
	Beginning	Ending	Expenses
	Account Value	Account Value	During the Period
	10/31/12^	12/31/12	10/31/12 – 12/31/12
Retail Class Actual	$1,000	$1,032	$1.72(5)
Retail Class Hypothetical
(5% return before expenses)	$1,000	$1,007	$1.70(5)
Institutional Class Actual	$1,000	$1,032	$1.29(6)
Institutional Class Hypothetical
(5% return before expenses)	$1,000	$1,007	$1.28(6)

^	Fund commenced operations on October 31, 2012.
(5)
Expenses are equal to the annualized expense ratio for the since inception period of 1.00%, (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 62/366 (to reflect the two-month period).

(6)
Expenses are equal to the annualized expense ratio for the since inception period of 0.75% (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 62/366 (to reflect two-month period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

CONGRESS LARGE CAP GROWTH FUND

At a meeting held on August 13 and 14, 2012, the Board (which was comprised of four persons who are Independent Trustees as defined under the Investment Company Act and one Interested person) considered and approved the continuance of the Advisory Agreement for the Congress Large Cap Growth Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”) with Congress Asset Management Company (the “Advisor”) for another annual term.  At this meeting and at a prior meeting held on May 14 and 15, 2012, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.	The Fund’s historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications.

The Board noted that the Fund outperformed its peer group median for the one-year time period, but underperformed its peer group median for the year-to-date and three-year time periods.

The Board also considered any differences of performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.  The Board found that the fees charged to the Fund were in line with the fees charged by the Advisor to its institutional and separately managed account clients.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as expense waivers and reimbursements.

The Board noted that Congress had contractually agreed to maintain an annual expense ratio of 1.00% for its Retail Class Shares and 0.75% for the Institutional Class Shares.  The Trustees noted that the Fund’s advisory fees and net expense ratio were below its peer group median.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

The Trustees took into consideration the services the Advisor provided to its institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees found that the fees charged to the Fund were in line with the fees charged by the Advisor to its institutional and separately managed account clients.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars” and 12b-1 fees paid to the Advisor.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

CONGRESS MID CAP GROWTH FUND
CONGRESS ALL CAP OPPORTUNITY FUND

At a meeting held on August 13 and 14, 2012, the Board (which is comprised of four persons who are Independent Trustees as defined under the Investment Company Act and one Interested Trustee) considered the initial approval of an Investment Advisory Agreement for the Congress Mid Cap Growth Fund and the Congress All Cap Opportunity Fund (the “Funds”), each a new series of Professionally Managed Portfolios with Congress Asset Management Company (the “Advisor”).  At this meeting, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services to be provided by the Advisor to the Funds under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees discussed the nature, extent and quality of the Advisor’s overall services to be provided to the Funds.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at the Advisor that would be involved with the Funds.  The Board reviewed the proposed services the Advisor would provide to the Funds, noting to what degree those services extended beyond portfolio management and the receipt of additional fees by the Advisor or its affiliates.  The Trustees also considered the structure of the Advisor’s compliance procedures and the trading capability of the Advisor.  The Trustees also considered the prior relationship between the Advisor and the Trust, as well as the Trustees’ knowledge of the Advisor’s operations, and noted that during the course of the prior year, they had met with the Advisor in person to discuss various marketing and compliance topics.  After reviewing the Advisor’s compliance policies and procedures, including the Advisor’s proposal with respect to risk oversight of the Funds, the Board concluded that the policies and procedures were reasonably designed to prevent violation of federal securities laws.  The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

2.
The Funds’ historical year-to-date performance and the overall performance of the Advisor.  As the Funds were newly created, the Board was unable to review the performance of the Funds.  The Board did consider the Advisor’s performance history with respect to its separately managed accounts with similar investment strategies as well as the performance of the existing congress Large Cap Growth Fund.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the Advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their peer funds, and separate accounts for other types of clients advised by the Advisors, as well as proposed expense waivers and reimbursements.

For the Congress All Cap Opportunity Fund, the Board noted that the proposed Advisory fee as a percentage of average daily net assets was 0.60%.  The Board noted that the Advisor agreed to enter into an agreement to limit the expenses of the Fund to 1.00% of the Fund’s Retail Class shares’ and 0.75% of the Institutional Class shares’ average daily net assets.  The Board concluded that the fees to be received by the Advisor were fair and reasonable.

For the Congress Mid Cap Growth Fund, the Board noted that the proposed Advisory fee as a percentage of average daily net assets was 0.60%.  The Board noted that the Advisor agreed to enter into an agreement to limit the expenses of the Fund to 1.00% of the Fund’s Retail Class shares’ and 0.75% of the Institutional Class shares’ average daily net assets.  The Board concluded that the fees to be received by the Advisor were fair and reasonable.

4.
Economies of Scale.  The Board also considered that economies of scale could be expected to be realized by the Advisor as the Funds’ assets grow.  The Board noted that the Advisor has contractually agreed to reduce its Advisory fees or reimburse expenses so that the Funds do not exceed their specified expense limitations.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Trustees discussed the likely overall profitability of the Advisor from managing the new Funds.  In assessing

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

possible profitability, the Trustees reviewed the Advisor’s financial information and took into account both the likely direct and indirect benefits to the Advisor from advising the Funds, including soft dollars and Rule 12b-1 fees.  The Trustees concluded that the Advisor’s profit from managing the Funds would likely not be excessive and, after review of relevant financial information, the Advisor would have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the Advisory arrangement with the Advisor, including the Advisory fee, was fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Funds and its shareholders.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, position with the Trust, term of office with the Trust and length of time served, their principal occupation for the past five years and other directorships are set forth below.

Number of
		Term of		Portfolios	Other
		Office and		in Fund	Directorships
	Positions	Length	Principal	Complex(2)	Held During
Name, Age	with the	of Time	Occupation During	Overseen	Past Five
and Address	Trust(1)	Served	Past Five Years	by Trustees	Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	President, Talon	3	Trustee,
(born 1943)	and	Term;	Industries, Inc.		PNC Funds,
c/o U.S. Bancorp	Trustee	Since	(administrative,		Inc.
Fund Services, LLC		May 1991.	management and
2020 E. Financial Way			business consulting);
Suite 100			formerly, Executive
Glendora, CA 91741			Vice President and
Chief Operating
Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment Consultant;	3	The Dana
(born 1939)		Term;	formerly, Chief		Foundation;
c/o U.S. Bancorp		Since	Executive Officer,		The Univ. of
Fund Services, LLC		May 1991.	Rockefeller Trust Co.,		Virginia Law
2020 E. Financial Way			(prior thereto Senior		School Fdn.
Suite 100			Vice President), and
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

Number of
		Term of		Portfolios	Other
		Office and		in Fund	Directorships
	Positions	Length	Principal	Complex(2)	Held During
Name, Age	with the	of Time	Occupation During	Overseen	Past Five
and Address	Trust(1)	Served	Past Five Years	by Trustees	Years

Carl A. Froebel	Trustee	Indefinite	Formerly President	3	None.
(born 1938)		Term;	and Founder, National
c/o U.S. Bancorp		Since	Investor Data
Fund Services, LLC		May 1991.	Services, Inc.
2020 E. Financial Way			(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	3	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp		Since	Executive Vice		Managers
Fund Services, LLC		May 1991.	President, Investment		Funds;
2020 E. Financial Way			Company		Trustee,
Suite 100			Administration, LLC		Managers
Glendora, CA 91741			(mutual fund		AMG Funds,
			administrator).		Aston Funds;
Advisory
Board
Member,
Sustainable
Growth
Advisers,
LP;
Independent
Director,
Chase
Investment
Counsel.
Interested Trustee and Officers of the Trust

Eric W. Falkeis(3)	President	Indefinite	Senior Vice President,	3	None.
(born 1973)		Term;	and Chief Financial
c/o U.S. Bancorp		Since	Officer (and other
Fund Services, LLC		January	positions), U.S.
615 East Michigan St.		2011.	Bancorp Fund
Milwaukee, WI 53202	Trustee	Indefinite	Services, LLC,
		Term;	since 1997.
Since
September
2011.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

Number of
		Term of		Portfolios
		Office and		in Fund
	Positions	Length	Principal	Complex(2)	Other
Name, Age	with the	of Time	Occupation During	Overseen	Directorships
and Address	Trust(1)	Served	Past Five Years	by Trustees	Held

Patrick J. Rudnick	Treasurer	Indefinite	Vice President,	Not	Not
(born 1973)		Term;	U.S. Bancorp Fund	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Services, LLC,
Fund Services, LLC		November	since 2006;
615 East Michigan St.		2009.	formerly, Manager,
Milwaukee, WI 53202			PricewaterhouseCoopers
LLP (1999-2006).

Elaine E. Richards	Secretary	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		February	Fund Services, LLC,
2020 E. Financial Way		2008.	since July 2007.
Suite 100
Glendora, CA 91741

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compliance	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Compliance Officer,
Fund Services, LLC		July 2011.	U.S. Bancorp Fund
615 East Michigan St.	Anti-Money	Indefinite	Services, LLC since
Milwaukee, WI 53202	Laundering	Term;	August 2004.
	Officer	Since
July 2011.
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)
Mr. Falkeis is an “interested person” of the Trust as defined by the 1940 Act.  Mr Falkeis is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

CONGRESS FUNDS

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
(Unaudited)

For the fiscal year/period ended December 31, 2012, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income was as follows:

Congress Large Cap Growth Fund	100.00%
Congress All Cap Opportunity Fund	36.77%

For corporate shareholders in the Congress Large Cap Growth Fund and Congress All Cap Opportunity Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2012 was as follows:

Congress Large Cap Growth Fund	99.11%
Congress All Cap Opportunity Fund	33.44%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

CONGRESS FUNDS

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ website at www.congressasset.com.

CONGRESS FUNDS

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Congress Large Cap Growth Fund

Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund

Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress All Cap Opportunity Fund

Retail Class	Institutional Class
Symbol – CACOX	Symbol – IACOX
CUSIP – 74316J482	CUSIP – 74316J474

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each member of the Trust’s audit committee is financially literate and independent.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Congress Large Cap Growth Fund:

	FYE 12/31/2012	FYE 12/31/2011
Audit Fees	$19,100	$18,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,400
All Other Fees	N/A	N/A

Congress Mid Cap Growth Fund:

	FYE 12/31/2012	FYE 12/31/2011
Audit Fees	$10,750	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$0	N/A
All Other Fees	N/A	N/A

Congress All Cap Opportunity Fund:

	FYE 12/31/2012	FYE 12/31/2011
Audit Fees	$10,750	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$0	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2012	FYE 12/31/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Congress Large Cap Growth Fund

Non-Audit Related Fees	FYE 12/31/2012	FYE 12/31/2011
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Congress Mid Cap Growth Fund

Non-Audit Related Fees	FYE 12/31/2012	FYE 12/31/2011
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Congress All Cap Opportunity Fund

Non-Audit Related Fees	FYE 12/31/2012	FYE 12/31/2011
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date    February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date    February 26, 2013

By (Signature and Title)*        /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date    February 26, 2013

* Print the name and title of each signing officer under his or her signature.